Leases - Schedule of Future Minimum Lease Payments to be Received on Non-Cancelable Operating Leases (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Leases
Minimum lease payments to be received, Total	¥ 4,020
Minimum lease payments to be received, Less than 1 year	555
Minimum lease payments to be received, 1 to 2 years	553
Minimum lease payments to be received, 2 to 3 years	550
Minimum lease payments to be received, 3 to 4 years	550
Minimum lease payments to be received, 4 to 5 years	550
Minimum lease payments to be received, More than 5 years	¥ 1,262